SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable
Trades receivables	$ 111,108	$ 113,422
Income tax advances	38,005	66,444
Interest receivable	220,695	134,823
Due from shareholders	1,110	1,025
Accounts receivable	$ 370,918	$ 315,714